Harbor Structured High Income ETF Expense Example - Harbor Structured High Income ETF - Harbor Structured High Income ETF	Oct. 05, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	$ 221